Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Investment Income:
Interest income	$ 90,977	$ 60,798	$ 259,267	$ 151,976
Payment-in-kind interest income	1,141	506	2,204	1,055
Dividend income	564	439	1,564	980
Other income	1,769	976	3,949	3,006
Total investment income	94,451	62,719	266,984	157,017
Expenses:
Interest expense and other financing expenses	29,686	18,601	84,260	42,731
Management fees	7,754	6,865	22,503	19,583
Income based incentive fees	10,727	7,173	30,246	18,517
Capital gains incentive fees	0	0	0	(2,441)
Professional fees	1,296	923	3,385	2,323
Directors' fees	85	87	253	262
Administrative service fees	27	54	141	124
General and other expenses	118	351	483	828
Total expenses	49,693	34,054	141,271	81,927
Expense support		0		39
Management fees waiver	(5,816)	(5,149)	(16,878)	(14,687)
Net expenses	43,877	28,905	124,393	67,279
Net investment income (loss)	50,574	33,814	142,591	89,738
Net realized and unrealized gain (loss) on investment transactions:
Net realized gain (loss) on non-controlled/non-affiliated investments	5	18	127	556
Net change in unrealized appreciation (depreciation) on non-controlled/non-affiliated investments	22,829	(24,390)	30,909	(61,869)
Net realized and unrealized gain (loss)	22,834	(24,372)	31,036	(61,313)
Net increase (decrease) in net assets resulting from operations	$ 73,408	$ 9,442	$ 173,627	$ 28,425
Per share information-basic and diluted
Net investment income (loss) per share (in dollars per share)	$ 0.70	$ 0.53	$ 2.00	$ 1.49
Earnings (loss) per share - basic (in dollars per share)	1.02	0.15	2.43	0.47
Earnings (loss) per share - diluted (in dollars per share)	$ 1.02	$ 0.15	$ 2.43	$ 0.47
Weighted average shares outstanding - basic (Note 9) (in shares)	71,874,113	64,102,092	71,361,910	60,169,337
Weighted average shares outstanding - diluted (Note 9) (in shares)	71,874,113	64,102,092	71,361,910	60,169,337